Related Party Transactions (Details) - USD ($)							1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 27, 2018	Jul. 24, 2018	Jul. 01, 2018	Mar. 29, 2018	Aug. 01, 2015	Feb. 28, 2017	Jul. 31, 2016	Aug. 31, 2018	Aug. 31, 2017	May 31, 2018	May 31, 2017	Nov. 30, 2017
Related Party Transactions (Details) [Line Items]
Employee-related Liabilities, Current									$ 38,203		$ 44,465	$ 34,987
Due to Related Parties, Current									17,930		$ 17,930	17,930
Debt Instrument, Interest Rate, Stated Percentage											6.00%
Imputed Interest, Debt									271	$ 271	$ 1,076	1,075
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		four months after issuance
Stock Issued During Period, Value, Restricted Stock Award, Gross		$ 17,500
Allocated Share-based Compensation Expense		$ 4,375							0	0	794,607	3,250
Debt Conversion, Original Debt, Amount									0	$ 62,500	150,000	362,500
Notes Payable, Related Parties									5,716		75,137	699,208
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Employee-related Liabilities, Current									0		37,500	37,500
Former Officer Prior to his October 1, 2017 Seperation [Member]
Related Party Transactions (Details) [Line Items]
Employee-related Liabilities, Current									37,500		37,500
Former Officer Prior to his September 1, 2015 Seperation [Member]
Related Party Transactions (Details) [Line Items]
Employee-related Liabilities, Current									16,250		16,250
Officers and Directors [Member]
Related Party Transactions (Details) [Line Items]
Due to Related Parties, Current									$ 17,930		$ 17,930	$ 17,930
Debt Instrument, Interest Rate, Stated Percentage											6.00%	6.00%
Officers and Directors [Member] | Principal [Member]
Related Party Transactions (Details) [Line Items]
Notes Payable, Related Parties											$ 143,887
Officers and Directors [Member] | Accrued Interest [Member]
Related Party Transactions (Details) [Line Items]
Notes Payable, Related Parties											5,142
Affiliated Entity [Member]
Related Party Transactions (Details) [Line Items]
Payments for Commissions			$ 250,000
Affiliated Entity [Member] | For Introducing Us to Alternative Solutions [Member]
Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)									700,000
Stock Issued During Period, Value, Restricted Stock Award, Gross									$ 490,000
Payments for Commissions									250,000
Chief Operating Officer [Member]
Related Party Transactions (Details) [Line Items]
Employee-related Liabilities, Current											37,500	$ 0	$ 37,500
President [Member]
Related Party Transactions (Details) [Line Items]
Employee-related Liabilities, Current											29,167	0
Former Officer [Member]
Related Party Transactions (Details) [Line Items]
Employee-related Liabilities, Current									$ 16,250		16,250	$ 16,250
One Time Signing Bonus [Member] | Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Allocated Share-based Compensation Expense	$ 59,167										59,167
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)	500,000			500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year			1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 355,000				$ 350,000
One Time Signing Bonus [Member] | Chief Operating Officer [Member]
Related Party Transactions (Details) [Line Items]
Allocated Share-based Compensation Expense	$ 5,917					$ 327,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)	50,000					250,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year					1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 35,000
Accrued Salary Converted to Convertible Note [Member] | Chief Executive Officer and Director [Member]
Related Party Transactions (Details) [Line Items]
Debt Conversion, Original Debt, Amount											$ 150,000
Accrued Salary Converted to Convertible Note [Member] | Convertible Debt [Member] | Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Debt Conversion, Original Debt, Amount							$ 112,500	$ 250,000
Notes Receivable [Member] | Affiliated Entity [Member]
Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)		25,000